Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr) year	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits	SFr 359	SFr 638
Loans	749	209
Investment securities	569	992
Provisions	132	641
Leases	213	229
Derivatives	24	38
Real estate	295	229
Net operating loss carry-forwards	7,796	7,720
Net operating loss carry-forwards, after allocation of valuation allowances	29	138
Goodwill and intangible assets	14	67
Other	247	418
Gross deferred tax assets before valuation allowance	10,398	11,181
Less valuation allowance	(9,643)	(8,488)	SFr (5,338)
Gross deferred tax assets net of valuation allowance	755	2,693
Compensation and benefits	(173)	(202)
Loans	(34)	(1,190)
Investment securities	(217)	(744)
Provisions	(38)	(282)
Derivatives	(92)	(286)
Leases	(164)	(219)
Real estate	(14)	(43)
Other	(65)	(138)
Gross deferred tax liabilities	(797)	(3,104)
Net deferred tax assets	(42)	(411)
Net deferred tax assets change	369
Net operating loss carry-forwards
Due to expire within 1 year	28
Due to expire within 2 to 5 years	247
Due to expire within 6 to 10 years	3,465
Due to expire within 11 to 20 years	5,768
Amount due to expire	9,508
Amount not due to expire	26,219
Total net operating loss carry-forwards	35,727
Movements in the valuation allowance
Balance at beginning of period	8,488	5,338	4,323
Net changes	1,155	3,150	1,015
Balance at end of period	9,643	8,488	5,338
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	269	213	227
Movements in gross unrecognized tax benefits
Balance at beginning of period	227	425	382
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	332	239	23
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(226)	(434)	(35)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	8	46	54
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(1)	(41)	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10)	(4)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(15)	(6)
Other (including foreign currency translation)	(25)	11	7
Balance at end of period	299	227	425
of which, if recognized, would affect the effective tax rate	299	227	425
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	1	(5)	3
Interest and penalties recognized in the consolidated balance sheets	SFr 59	SFr 59	SFr 64
US | Prior to 2018
Movements in the valuation allowance
Net operating loss carryforward period as per US tax law (in years) | year	20
US | 2018-2020
Movements in the valuation allowance
Net operating loss carryforward period as per US tax law (in years) | year	5
US | 2018 and subsequent
Movements in the valuation allowance
Net operating loss carryforward period as per US tax law (in years) | year	0
Switzerland
Movements in the valuation allowance
Net operating loss carryforward period as per Swiss tax law (in years) | year	7